Intangible assets, net (Schedule of Intangible assets, net) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 11,885	$ 11,769	$ 5,995
Less-accumulated amortization	(5,291)	(4,581)	(1,930)
Intangible assets, net	6,594	7,188	4,065
Developed technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	3,920	3,920	1,320
Capitalized internal-use software
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	4,135	4,019	3,005
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	2,660	2,660	1,060
Trade name
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 1,170	$ 1,170	$ 610